Long Term Investments - Schedule of Long Term Investments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long Term Investment [Line Items]
Beginning Balance			$ 11,272,965
Ending Balance		122,870		$ 11,272,965
Impairment			(11,243,483)
Additions		169,739
Loss from long term investment		(50,192)		70,947
Foreign currency translation adjustments		3,323	(29,482)
Equity investments accounted for using the equity method [Member]
Schedule of Long Term Investment [Line Items]
Beginning Balance	[1]
Ending Balance	[1]	122,870
Impairment	[1]
Additions	[1]	169,739
Loss from long term investment	[1]	(50,192)
Foreign currency translation adjustments	[1]	3,323
Equity Investments Without Readily Determinable Fair Value [Member]
Schedule of Long Term Investment [Line Items]
Beginning Balance	[2]		11,272,965
Ending Balance	[2]			$ 11,272,965
Impairment	[2]		(11,243,483)
Additions	[2]
Loss from long term investment	[2]
Foreign currency translation adjustments	[2]		$ (29,482)

[1]

On January 22, 2025, the Group partnered with two third-parties to form a new company Zhuhai Hongzhi Cultural Technology Co., Ltd.(“Hongzhi”) and the Group has 35% equity interest with a capital commitment of $25,025(RMB175,000). On November 13, 2025 and February 28, 2026, the Group’s capital commitment was increased to $250,247 (RMB1,750,000) and $1,501,480 (RMB10,500,000), with each shareholder contributing proportionally. The Group considers it has significant influence on this investment based on its voting power. As of December 31, 2025, the Group has invested $169,739 (RMB1,220,000) to Hongzhi and recorded share of loss $50,192 (RMB360,755) during the year ended December 31, 2025.

On April 9, 2025, the Group partnered with two third-parties to form a new company Zhanjiang Huarong Enterprise Management Service Co., Ltd.(“Huarong”) and the Group has 36% equity interest with a capital commitment of $246,599 (RMB1.8 million). The Group considers it has significant influence on this investment based on its voting power. The Company has not recorded any share of loss caused by Huarong, since the Group has not made any capital injection.
[2]

During the year ended December 31, 2022, the Group invested $434,960 (RMB3.0 million) cash and issued 7 Class A ordinary shares (equivalent to $1,844,377) for 5.0% equity interest in Shenzhen Chenbao Information service Co., Ltd. (“Chenbao”) in which the Group does not have significant influence and such investment does not have readily determinable fair values. In the year ended December 31, 2024, based on the financial conditions and operating performances in Chenbao, a full impairment loss of $2,184,781 was applied against the investment.

On November 1, 2022, the Group invested issued 64 Class A ordinary shares (equivalent to $9,058,701) for 19% equity interest in DTI Group Limited (“DTI”) in which the Group does not have significant influence and such investment does not have readily determinable fair values. In the year ended December 31, 2024, based on the financial conditions and operating performances in DTI, a full impairment loss of $9,058,702 was applied against the investment.

On January 1, 2022, the Group gained 5% equity interest in Guangzhou Xingsheng Information Technology Limited for $0 consideration, in which the Group does not have significant influence and such investment does not have readily determinable fair values. On July 5, 2024, the Group transferred these 5% equity interest to a third party for $0 consideration, due to no operation in Guangzhou Xingsheng Information Technology Limited.